Note 3 - Vessels, Net - Summary of Vessels (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Net book value	$ 98,458,447
Vessel depreciation	(3,193,086)	$ (3,386,726)
Net book value	95,598,016
Vessels [Member]
Costs	116,331,440
Accumulated depreciation	(17,872,993)
Net book value	98,458,447
Vessel depreciation	(3,193,086)
Capitalized expenses	332,655
Costs	116,664,095
Accumulated depreciation	(21,066,079)
Net book value	$ 95,598,016